Other Liabilities - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about other liabilities [line items]
Other liabilities		$ 7,951	$ 8,374
Lithium Nevada Corp
Disclosure of detailed information about other liabilities [line items]
Other liabilities		2,001
Success fee to mining contractor		4,650
Lithium Nevada Corp | Thacker Pass
Disclosure of detailed information about other liabilities [line items]
Other liabilities		5,950
Payments from mining contractor	$ 3,500
Repayment amount upon failing to achieve milestone		$ 3,500